Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Summary of Inventories
	December 31,
	2020	2019
Raw materials	$29,005	$5,689
Work in progress	52,515	8,565
Finished goods	24,293	13,592
Total inventories	$105,813	$27,846